RELATED PARTY BALANCES	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
RELATED PARTY BALANCES

(9) RELATED PARTY BALANCES

The company maintained the following balances with related parties as of June 30, 2018 and December 31, 2017:

	Successor
(In thousands)	June 30, 2018	December 31, 2017
Due from related parties:
Sonatide (Angola)	$152,826	230,315
DTDW (Nigeria)	44,233	33,353

Due to related parties:
Sonatide (Angola)	$46,742	99,448
DTDW (Nigeria)	15,611	9,645

Due from related parties, net of due to related parties	$134,706	154,575

Included in due from related parties balances are customer receivables expected to be remitted to the company through joint ventures, receivables related to operating expenses paid by the company on behalf of joint ventures and cash received by joint ventures from customers and due to the company. Included in the due to related parties balances are commissions payable by the company to the related parties and payables related to local expenses paid by the related parties on behalf of the company. For more information regarding amounts due to and from Sonatide please refer to Note (10). Amounts due from and due to DTDW (Nigeria) of $33.4 million and $9.6 million, respectively, are included in trade and other receivables, net, and accounts payable line items at December 31, 2017.